Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)	Jul. 31, 2025	Oct. 31, 2024
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 49,820	$ 48,962
Amounts owed to officers [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	29,948	29,498
Amounts owed to directors [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 19,872	$ 19,464